Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
Fiscal Year	Summary Compensation Table Total for CEO(1)(2) ($)	Compensation Actually Paid to CEO(3) ($)	Average Summary Compensation Table Total for Non-CEO NEOs(4) ($)	Average Summary Actually Paid to Non-CEO NEOs(5) ($)	Total Shareholder Return(6) ($)	Peer Group Total Shareholder Return(7) ($)	Net Income (Loss)(8) ($ millions)	Revenue(9) ($ millions)
2024	16,544,088	83,237,906	7,600,744	21,594,219	63.06	139.33	(338.7)	621.2
2023	13,522,362	(183,133,426)	8,746,750	(11,381,739)	35.51	92.83	(378.7)	422.2
2022	95,395,534	352,126,254	9,324,321	17,064,767	105.29	110.11	(271.1)	204.8

Company Selected Measure Name	revenue
Named Executive Officers, Footnote	Mr. Weingarten our CEO, has served as our principal executive officer for the entirety of fiscal 2024, fiscal 2023, and fiscal 2022. Our Non-CEO NEOs for fiscal 2024 were Messrs. Bernhardt, Conder, Smith, and Srivatsan; for fiscal 2023, Messrs. Bernhardt, Conder, Smith, Srivatsan, and Nicholas Warner; and for fiscal 2022, Messrs. Smith and Conder.
Peer Group Issuers, Footnote	The peer group used for the purpose of this disclosure in each covered year is the S&P 500 Information Technology Index which we also use in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report. This column assumes $100.00 was invested in this peer group on June 30, 2021 (same period as used for footnote (6) above).
PEO Total Compensation Amount	$ 16,544,088	$ 13,522,362	$ 95,395,534
PEO Actually Paid Compensation Amount	$ 83,237,906	(183,133,426)	352,126,254
Adjustment To PEO Compensation, Footnote	Amounts for each fiscal year do not reflect the actual amount of compensation earned by or paid to Mr. Weingarten during the applicable year. The amounts reported in this column for fiscal 2024 were calculated by making the following adjustments to amounts reported for Mr. Weingarten in the “Summary Compensation Table” in the “Total” column, in accordance with Item 402(v) of Regulation S-K:
a.We deducted $15.1 million reported in the Summary Compensation Table, reflecting the grant date fair value of awards.
b.We added $36.3 million reflecting the fair value of awards granted in the fiscal year that were outstanding and unvested as of the end of the fiscal year.
c.We added $39.3 million representing the change in fair value of any awards granted in prior years that were outstanding and unvested as of the end of the fiscal year.
d.We added $2.2 million representing the change in fair value of awards that were granted and vested in the same fiscal year.
e.We added $3.9 million representing the change in fair value for awards granted in prior years that vested in the fiscal year.
PSU awards granted in fiscal 2024 failed to meet vesting conditions as of January 31, 2024 and therefore are not included in the table above. No dividends or earnings were paid, and there were no changes in pension values as we do not sponsor any pensions.

Non-PEO NEO Average Total Compensation Amount	$ 7,600,744	8,746,750	9,324,321
Non-PEO NEO Average Compensation Actually Paid Amount	$ 21,594,219	(11,381,739)	17,064,767
Adjustment to Non-PEO NEO Compensation Footnote	Amounts for each fiscal year do not reflect the actual average of reported amounts of compensation earned by or paid to the Non-CEO NEOs during the applicable year. The amounts reported in this column for fiscal 2024 were calculated by making the following adjustments to average total compensation for the Non-CEO NEOs, using the same methodology described above in footnote (3):
a.We deducted $6.8 million reported in the Summary Compensation Table, reflecting the grant date fair value of awards.
b.We added $16.5 million reflecting the fair value of awards granted in the fiscal year that were outstanding and unvested as of the end of the fiscal year.
c.We added $2.9 million representing the change in fair value of any awards granted in prior years that were outstanding and unvested as of the end of the fiscal year.
d.We added $1.0 million representing the change in fair value of awards that were granted and vested in the same fiscal year.
e.We added $0.4 million representing the change in fair value for awards granted in prior years that vested in the fiscal year.
No dividends or earnings were paid, and there were no changes in pension values as we do not sponsor any pensions.

Compensation Actually Paid vs. Total Shareholder Return
CAP versus TSR
Below is a graph showing the relationship of compensation actual paid to our CEO and Non-CEO NEOs for fiscal 2022, fiscal 2023, and fiscal 2024 to total shareholder return of both our Class A common stock and the S&P 500 Information Technology Index.

Compensation Actually Paid vs. Net Income	CAP versus Net Income (Loss) Below is a graph showing the relationship of compensation actual paid to our CEO and Non-CEO NEOs for fiscal 2022, fiscal 2023, and fiscal 2024 to our net income (loss).
Compensation Actually Paid vs. Company Selected Measure	CAP versus Company-Selected Measure Below is a graph showing the relationship of compensation actual paid to our CEO and Non-CEO NEOs for fiscal 2022, fiscal 2023, and fiscal 2024 to our revenue.
Total Shareholder Return Vs Peer Group
CAP versus TSR
Below is a graph showing the relationship of compensation actual paid to our CEO and Non-CEO NEOs for fiscal 2022, fiscal 2023, and fiscal 2024 to total shareholder return of both our Class A common stock and the S&P 500 Information Technology Index.

Tabular List, Table

Financial Performance Measures
Revenue
ARR
Non-GAAP Operating Income Margin
Stock Price

Total Shareholder Return Amount	$ 63.06	35.51	105.29
Peer Group Total Shareholder Return Amount	139.33	92.83	110.11
Net Income (Loss)	$ (338,700,000)	$ (378,700,000)	$ (271,100,000)
Company Selected Measure Amount	621,200,000	422,200,000	204,800,000
PEO Name	Mr. Weingarten
Additional 402(v) Disclosure	Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table for the applicable year for our CEO and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for our Non-CEO NEOs.Represents, for each applicable year, the average of the amounts reported in the “Summary Compensation Table” in the “Total” column for the Non-CEO NEOs as a group. The Non-CEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: for fiscal 2024, Messrs. Bernhardt, Conder, Smith, and Srivatsan; for fiscal 2023, Messrs. Bernhardt, Conder, Smith, Srivatsan, and Warner; and for fiscal 2022, Messrs. Smith and Conder. Mr. Warner received a lump sum severance payment of $225,000 in fiscal 2023 in connection with his resignation on November 7, 2022.Assumes an initial investment of $100.00 in our Class A common stock on June 30, 2021, the date of our initial public offering. Historic stock price performance is not necessarily indicative of future stock price performance. There were no dividends or other earnings paid in the covered fiscal years. The amounts shown reflect the net loss reported in our audited financial statements for the applicable fiscal year.We selected revenue as our company-selected measure because in fiscal 2024, the annual bonus was linked to revenue.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	ARR
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP Operating Income Margin
Measure:: 4
Pay vs Performance Disclosure
Name	Stock Price
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (15,100,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	36,300,000
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	39,300,000
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,200,000
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,900,000
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,800,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,500,000
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,900,000
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,000,000
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 400,000